Document And Entity Information	6 Months Ended
Jun. 30, 2024
Document Information Line Items
Entity Registrant Name	SaverOne 2014 Ltd.
Document Type	6-K/A
Current Fiscal Year End Date	--12-31
Amendment Flag	true
Amendment Description	This Amendment No. 1 to the Report on Form 6-K for the six months ended June 30, 2024, originally filed with the Securities and Exchange Commission on August 27, 2024 (the “Form 6-K”), is being filed solely for the purposes of furnishing Interactive Data File disclosure that was inadvertently omitted from the Form 6-K report. Accordingly, attached to this Form 6-K/A is Exhibit 99.2 containing unaudited Interim Condensed Financial Statements as of June 30, 2024, as filed in the Form 6-K, together with the Interactive Data File disclosure.Other than as expressly set forth above, this Form 6-K/A does not, and does not purport to, amend, update or restate the information in any other item of the Form 6-K, or reflect any events that have occurred after the Form 6-K was originally filed. Pursuant to Rule 406T of Regulation S-T, the Interactive Data Files hereto are deemed not filed or part of a registration statement or prospectus for purposes of Sections 11 or 12 of the Securities Act of 1933, as amended, are deemed not filed for purposes of Section 18 of the Securities and Exchange Act of 1934, as amended, and otherwise are not subject to liability under those sections.
Entity Central Index Key	0001894693
Document Period End Date	Jun. 30, 2024
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	Q2
Entity File Number	001-41387